STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 – STOCK-BASED COMPENSATION

Options

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding options survived. The below information details the Company’s associated option activity pre and post-merger.

As of December 31, 2021, options to purchase the Company’s Common Stock were outstanding under three stock option plans – the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Under the 2017 Plan, up to 2,000,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Under the 2015 and 2005 Plans, taken together, up to 7,250,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

Employees, consultants, and directors are eligible for awards granted under the 2017 and 2015 Plans. Since the adoption of the 2015 Plan, no further awards may be granted under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms. Further, the shareholders of the Company have approved the expansion of the pool available under the 2015 Plan up to 20,000,000 shares of the Company’s Common Stock that may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

A summary of stock option activity for the years ended December 31, 2021 and 2020 are summarized as follows:

		Weighted
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Granted	12,652,761	0.15
Expired or cancelled	(1,442)	19.80
Outstanding at December 31, 2021	16,592,620	$0.30

		Weighted
For the year ended December 31, 2020		Average
	Shares	Exercise Price
Outstanding at January 2020	6,145,044	$0.75
Expired or canceled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2021:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.14	7,150,000	9.67	$0.14	530,000
0.16	5,502,761	9.51	0.16	5,502,761
0.22	1,750,000	4.33	0.22	1,750,000
0.38	900,000	3.65	0.38	900,000
0.73	762,500	3.28	0.73	762,500
1.37	150,000	1.49	1.37	150,000
1.43	300,000	3.40	1.43	300,000
11.88	2,359	0.005	11.88	2,359
15.00	75,000	3.40	15.00	75,000

	16,592,620	8.22	$0.30	9,972,620

The compensation expense attributed to the issuance of the options is recognized as they are vested.

The employee stock option plan stock options are generally exercisable for ten years from the grant date and vest over various terms from the grant date to three years.

The aggregate intrinsic value totaled approximately $0.2 million and was based on the Company’s closing stock price of $0.17 as of December 31, 2021, which would have been received by the option holders had all option holders exercised their options as of that date. Correspondingly, the aggregate intrinsic value totaled approximately $0.1 million and was based on the Company’s closing stock price of $0.22 as of December 31, 2020, which would have been received by the option holders had all option holders exercised their options as of that date.

As of December 31, 2021, there was approximately $0.4 million of unamortized stock compensation cost related to the stock options granted during the year.

In August 2019, the Company entered into Employment Agreements and incentive compensation arrangements with each of its executive officers, including Dr. Vuong Trieu, the Chief Executive Officer; Dr. Fatih Uckun, the Chief Medical Officer; Dr. Chulho Park, its Chief Technology Officer; and Mr. Amit Shah, the Chief Financial Officer. The incentive stock options and the restricted stock awards approved for the Company’s executive officers were granted and issued in July 2021. The Company issued an aggregate of 1,257,952 of its common shares in lieu of fully vested restricted stock units and 4,244,809 incentive and non-qualified stock options to purchase its Common Stock to all its employees, including the awards due to the CEO, CFO, the prior CTO and Saran Saund, the Chief Business Officer of the Company. Further, the Company issued all its employees, including the CEO and CBO and consultants 4,325,000 performance-based stock options that would vest over two tranches subject to certain corporate goals being achieved, of which none have vested as of December 31, 2021. In addition, the Company granted its Board of Directors 2,825,000 stock options, which for the Board of Directors vest over 5 quarters commencing the quarter ended September 30, 2021. Of the options granted to the Board members, 353,333 have vested as of December 31, 2021.

The Company recorded stock-based compensation of $763,314 for stock options vested during the year ended December 31, 2021 and for those expected to vest. No similar expense was recorded during the same periods in 2020. The grant date fair value of stock options granted during 2021 was assessed using a Black Scholes valuation model using the following input values.

Expected Term	2.25 year
Expected volatility	129.9 – 131.4%
Risk-free interest rates	0.22%
Dividend yields	0.00%

In addition, the Company recorded stock-based compensation of $226,432 for the fully vested restricted stock units issued during the year ended December 31, 2021. No similar expense was recorded during the same periods in 2020. The fair value of the restricted units was calculated using the stock price of the restricted stock units on the date of the grant. All restricted stock units granted during 2021 vested immediately upon issuance.

Warrants

During the year ended December 31, 2020, the Company offered to cancel to all the prior warrants of the warrant holders from the 2018 debt financing and offered to reissue new warrants to such warrant holders. Out of all the warrant holders, holders of 13,750,000 warrants opted to participate in the reissuance. In addition, the Company issued 3,465,000 new warrants to certain accredited investors in connection with the financing through JH Darbie (See note 7).

During the year ended December 31, 2021, 2,035,000 warrants were issued in connection with the financing through JH Darbie (See note 7). The fair value of these warrants on issue date amounted to $467,637 as calculated using a Black Scholes valuation model. The Company also issued 22,000,000 warrants in connection with the financing through JH Darbie (See note 7). The fair value of these warrants on the issue date amounted to $2,190,127 as calculated using a Black Scholes valuation model. Further, the Company issued 10,576,924 warrants related to the November/December 2021 Notes (See Note 6). The fair value of these warrants on issue date amounted to $1,172,753 as calculated using a Black Scholes valuation model.

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2021 and 2020, respectively are summarized as follows:

		Weighted-
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during the year ended December 31, 2021	34,611,924	0.13-0.20
Outstanding at December 31, 2021	53,314,424	$0.20

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

The following table summarizes information about warrants outstanding and exercisable at December 31, 2021:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	1.33	$0.20	1,487,500
0.20	27,500,000	1.25	0.20	27,500,000
0.20	13,750,000	1.23	0.20	13,750,000
0.13	10,576,924	5.0	0.13	10,576,924

	53,314,424	1.97	$0.19	53,314,424

For more information on the grant fair values and Black Scholes valuation method input values related to the JH Darbie Financing, refer to Note 7 of the Consolidated Notes to the Financial Statements.

13,750,000 warrants were issued during the year ended December 31, 2020 and the Company recorded stock-based compensation of approximately $2.1 million as the fair value of the warrants using a Black Scholes valuation model using the following input values. The expense attributed to the issuances of the warrants was recognized as they vested/earned. These warrants were exercisable for three to five years from the grant date. All the warrants are currently exercisable

Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

10,576,924 warrants were issued in November and December 2021.The fair value of these warrants on issue dates amounted to $1,172,753 with an expected life of 5 years, as calculated using a Black Scholes valuation model, using the following input values

Expected Term	5 years
Expected volatility	132.4-132.8%
Risk-free interest rates	0.67-0.81%
Dividend yields	0.00%